Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 7 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2020 and 2019, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2020	2019
Machinery equipment	$10,090,267	$9,860,468
Electronic equipment	357,035	245,366
Office equipment	235,290	289,473
Motor vehicles	1,813,319	1,057,208
Buildings	11,339,637	10,666,163
Computer software	229,876	108,105
Kitchen and cookware	116,685	111,010
Construction in progress	450,035	465,217
Leasehold improvements	79,791	74,762
Membrane cushion	82,526	390,660
Wastewater treatment system, except for membrane cushion	1,091,201	3,348,847
Total property, plant and equipment	25,885,662	26,617,279
Less: accumulated depreciation	(3,346,998)	(2,005,417)
Property, plant and equipment, net	$22,538,664	$24,611,862

During the year ended December 31, 2020, the liabilities assumed in connection with purchase of property, plant and equipment totaled $158,806. The liabilities were included in accrued expenses and other payables in the accompanying consolidated balance sheet as of December 31, 2020.

Depreciation expense for the years ended December 31, 2020, 2019 and 2018, was $2,116,121, $1,505,747, and $512,333, respectively.

Certain property, plant and equipment have been pledged to obtain long-term loans. See Note 11 for details.